Basis of Preparation (Details) - Schedule of Regarding the Exchange Rate of the New Israeli Shekel	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Euro [Member]
Basis of Preparation (Details) - Schedule of Regarding the Exchange Rate of the New Israeli Shekel [Line Items]
Exchange rate	1.1	1.07	1.13
Percentage rate	2.50%	(5.30%)	(7.30%)
GBP [Member]
Basis of Preparation (Details) - Schedule of Regarding the Exchange Rate of the New Israeli Shekel [Line Items]
Exchange rate	1.27	1.2	1.35
Percentage rate	5.80%	(11.10%)	(0.73%)
NIS [Member]
Basis of Preparation (Details) - Schedule of Regarding the Exchange Rate of the New Israeli Shekel [Line Items]
Exchange rate	0.27	0.28	0.32
Percentage rate	(3.50%)	(12.50%)	3.20%